Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands											12 Months Ended
	Sep. 26, 2022	Mar. 17, 2022	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Feb. 20, 2015	Dec. 31, 2022	Dec. 31, 2021	Oct. 15, 2021	Dec. 31, 2020
Disclosure of debt securities [line items]
Issuance of debt securities											$ 26,457,588	$ 22,500,000		$ 17,000,000
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities										$ 1,500,000	$ 1,500,000	1,500,000		1,500,000
Maturity period										10 years
Maturity date										Feb. 07, 2025
Interest rate										7.08%
Unsecured Debt GAP-16 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 1,500,000					1,500,000
Borrowings interest rate basis											28-day TIIE plus 49 basis points
Derivative financial instrument basis points									49.00%
Maturity period									5 years
Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 1,500,000
Maturity date											Mar. 31, 2022
Unsecured Debt GAP-17 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 1,500,000				1,500,000		1,500,000
Borrowings interest rate basis											28-day TIIE plus 49 basis points
Derivative financial instrument basis points								49.00%
Maturity period								5 years
Unsecured Debt GAP-17-2 [Member]
Disclosure of debt securities [line items]
Maturity date											Nov. 03, 2022
Unsecured Debt GAP-17-2 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 2,300,000					2,300,000		2,300,000
Borrowings interest rate basis											28-day TIIE plus 44 basis points
Derivative financial instrument basis points							44.00%
Maturity period							5 years
Unsecured Debt GAP-19 [Member] | TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 3,000,000
Borrowings interest rate basis											28-day TIIE plus 45 basis points
Derivative financial instrument basis points						45.00%
Maturity period						5 years
Interest rate											10.7605%
Unsecured Debt GAP-20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 3,000,000
Borrowings interest rate basis											28-day TIIE plus 17 basis points
Derivative financial instrument basis points					17.00%
Maturity period					5 years
Interest rate											10.7605%
Unsecured Debt GAP-20-2 [Member] | TIIE Plus 85 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 602,000							$ 602,000	602,000		602,000
Borrowings interest rate basis											28-day TIIE plus 85 basis points
Derivative financial instrument basis points				85.00%
Maturity period				3 years
Interest rate											10.7605%
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 3,598,000							$ 3,598,000	3,598,000		$ 3,598,000
Maturity period				7 years
Interest rate				8.14%
Unsecured Debt GAP-21 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 2,500,000								$ 2,500,000	2,500,000
Borrowings interest rate basis											28-day TIIE plus 60 basis points
Derivative financial instrument basis points			60.00%
Maturity period			4 years
Interest rate											10.7605%
Unsecured Debt GAP-21-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 3,000,000	3,000,000
Unsecured Debt GAP-21-2 [Member] | Variable rate interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 3,000,000
Maturity period			7 years
Interest rate			7.91%
Unsecured Debt GAP-21V [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 1,500,000	$ 1,500,000	$ 1,500,000
Borrowings interest rate basis											28 days at a variable rate of TIIE-28 plus 25 basis points
Derivative financial instrument basis points													25.00%
Maturity period											5 years
Maturity date											Oct. 09, 2026
Interest rate											10.7605%
Unsecured Debt GAP-22 [Member] | TIIE Rate Plus 18 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 2,000,000									$ 2,000,000
Borrowings interest rate basis											TIIE-28 plus 18 basis points
Maturity period		5 years									5 years
Interest rate		10.7605%
Unsecured Debt GAP-22-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 3,000,000									$ 3,000,000
Maturity period		10 years
Interest rate		9.67%
Unsecured Debt GAP-22L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 2,757,588										$ 2,757,588
Borrowings interest rate basis											TIIE-28 plus 26 basis points
Derivative financial instrument basis points	26.00%
Maturity period	5 years
Interest rate											10.7605%